Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 1,196,301	$ 845,275	$ 987,012
Accounts payable and accrued liabilities	1,431,729	917,703	1,256,479
Accrued payroll			266,453
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued interest payable	$ 235,428	72,428
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accrued interest payable			$ 3,014